Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease cost	¥ 331,445	¥ 362,462	¥ 362,689
Variable lease cost	2,939	6,332	(20,684)
Sublease income	(14,864)	(13,742)	(9,019)
Total lease cost	¥ 319,520	355,052	332,986
Lease concessions from landlords		¥ 6,722	¥ 27,122